Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2021	3,128	180	3,308
Exchange differences	48	12	60
Additions	—	65	65
Share of profit/(loss) after tax	425	(8)	417
Dividends	(186)	(4)	(190)
Share of movements in other comprehensive income and equity	(6)	—	(6)
Impairment charged during the year	—	(2)	(2)
At 30 June 2022	3,409	243	3,652
Exchange differences	(51)	(8)	(59)
Additions	—	93	93
Share of profit/(loss) after tax	379	(9)	370
Step acquisition	—	(17)	(17)
Dividends	(214)	(5)	(219)
Share of movements in other comprehensive income and equity	36	—	36
Transfer	—	1	1
Impairment charged during the year	—	(28)	(28)
At 30 June 2023	3,559	270	3,829
(i)     Investment in associates includes loans given to and preference shares invested in associates of £168 million (2022 – £163 million).
(ii)    If certain performance targets are met by associates in the Distill Ventures programme, an additional £27 million (2022 – £22 million) will be invested in those associates.

Schedule of income statement of associates
Income statement information for the three years ended 30 June 2023 and balance sheet information as at 30 June 2023 and 30 June 2022 of Moët Hennessy are as follows:

	2023 £ million	2022 £ million	2021 £ million
Sales	6,003	5,553	4,819
Profit for the year	1,117	1,250	985
Total comprehensive income	1,161	1,269	999

Schedule of balance sheet of associates

	2023 £ million	2022 £ million
Non-current assets	6,774	5,957
Current assets	9,155	8,447
Total assets	15,929	14,404
Non-current liabilities	(2,108)	(1,791)
Current liabilities	(3,160)	(2,415)
Total liabilities	(5,268)	(4,206)
Net assets	10,661	10,198
(i) Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.17 (2022 – £1 = €1.16).